Compensation of Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
COMPENSATION OF KEY MANAGEMENT PERSONNEL
Short-term benefits	$ 2.5	$ 1.8
Share-based payments	1.4	1.3
Total key management personnel remuneration	$ 3.9	$ 3.1